Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 12,538,083		$ 12,854,071
Depreciation expenses	751,047	$ 27,074	562,260	$ 594,110
Ending balance	22,144,787	798,298	12,538,083	12,854,071
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,965		35,965
Ending balance	35,572	1,282	35,965	35,965
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,480,338		6,737,798
Ending balance	13,103,952	472,385	6,480,338	6,737,798
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,021,780		6,080,308
Ending balance	9,005,263	324,631	6,021,780	6,080,308
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	14,597,683	526,232	14,314,126	15,337,702
Additions			6,352	2,532
Disposals	(5,350)	(193)	(1,902)	(1,843)
Disposal of subsidiaries	(1,377,599)	(49,661)
Reclassification	13,215,879	476,420	42,317	(511,199)
Effects of foreign currency exchange differences	23,735	856	236,790	(513,066)
Ending balance	26,454,348	953,654	14,597,683	14,314,126
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,965	1,296	35,965	35,965
Reclassification	(393)	(14)
Effects of foreign currency exchange differences	0
Ending balance	35,572	1,282	35,965	35,965
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	7,822,805	282,005	7,710,369	8,409,790
Additions			6,352	2,532
Disposals	(5,350)	(193)	(1,902)	(1,843)
Disposal of subsidiaries	(1,290,187)	(46,510)
Reclassification	9,818,133	353,934	(3,884)	(490,130)
Effects of foreign currency exchange differences	30,697	1,107	111,870	(209,980)
Ending balance	16,376,098	590,343	7,822,805	7,710,369
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	6,738,913	242,931	6,567,792	6,891,947
Disposal of subsidiaries	(87,412)	(3,151)
Reclassification	3,398,139	122,500	46,201	(21,069)
Effects of foreign currency exchange differences	(6,962)	(251)	124,920	(303,086)
Ending balance	10,042,678	362,029	6,738,913	6,567,792
Accumulated depreciations [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	2,059,600	74,247	1,460,055	1,000,098
Depreciation expenses	751,047	27,074	562,260	594,110
Disposals	(3,671)	(132)	(1,293)	(1,240)
Disposal of subsidiaries	(590,349)	(21,282)
Reclassification	2,093,115	75,455	9,119	(209,912)
Effects of foreign currency exchange differences	(181)	(6)	29,459	76,999
Ending balance	4,309,561	155,356	2,059,600	1,460,055
Accumulated depreciations [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,342,467	48,395	972,571	707,376
Depreciation expenses	482,625	17,398	353,048	377,536
Disposals	(3,671)	(132)	(1,293)	(1,240)
Disposal of subsidiaries	(570,403)	(20,563)
Reclassification	2,014,201	72,610	(1,498)	(210,455)
Effects of foreign currency exchange differences	6,927	250	19,639	99,354
Ending balance	3,272,146	117,958	1,342,467	972,571
Accumulated depreciations [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	717,133	25,852	487,484	292,722
Depreciation expenses	268,422	9,676	209,212	216,574
Disposal of subsidiaries	(19,946)	(719)
Reclassification	78,914	2,845	10,617	543
Effects of foreign currency exchange differences	(7,108)	(256)	9,820	(22,355)
Ending balance	$ 1,037,415	$ 37,398	$ 717,133	$ 487,484